Provisions for other liabilities and charges and contingent liabilities (Tables)	11 Months Ended
Dec. 31, 2019
Disclosure of contingent liabilities [abstract]
Provisions for other liabilities and charges and contingent liabilities

	Assumed contingent liabilities £000	Dilapidations £000	Royalties £000	Total £000
At February 1, 2019	1,657	150	44	1,851
Additions	—	—	1	1
Unwinding of the discount factor	198	—	—	198
At December 31, 2019	1,855	150	45	2,050

	Assumed contingent liabilities £000	Dilapidations £000	Royalties £000	Total £000
At February 1, 2018	1,466	150	25	1,641
Additions	—	—	19	19
Unwinding of the discount factor	191	—	—	191
At January 31, 2019	1,657	150	44	1,851

Disclosure of contingent liabilities in business combination
The table below describes the value of the assumed contingent liabilities as at December 31, 2019, of £1.9 million compared to what the total value would be following the presented variations to the underlying assumptions in the model:

December 31, 2019
£000
Estimated assumed contingent liabilities	1855
1% lower discount rate	1,927
1% higher discount rate	1,791
10% lower probability of success	1,635
10% higher probability of success	2,057